Employee Benefit Plan, Description of Plan - USD ($) shares in Millions		12 Months Ended
	Jun. 16, 2020	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount		$ 1,000
EBP, Investment, Number of Shares			1.6
EBP, Management
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense		300,000	$ 300,000
Common Collective Trust | EBP, Trustee
EBP, Description of Plan [Line Items]
EBP, Investment, Fair Value		$ 224,600,000	205,000,000.0
EBP 002
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
The following brief description of the Associated Banc-Corp 401(k) & Employee Stock Ownership Plan (the “Plan”) is provided for general information. The Plan contains 401(k) provisions. Participants should refer to the summary plan description for a more complete description of the Plan’s provisions.
Background
Associated Banc-Corp (the “Corporation”) has established the Associated Banc-Corp 401(k) & Employee Stock Ownership Plan, a defined contribution plan. The 401(k) provisions of the Plan provide for employee contributions complying with the provisions of Internal Revenue Code (the "Code") Section 401(k) as well as discretionary employer matching contributions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").
Participants
Employees of the Corporation and its subsidiaries that have adopted the Plan are eligible to participate in the employer contribution provisions of the Plan if they were employed on the last day of the year (December 31) and they completed 1,000 hours of service during the calendar year (exceptions for death, disability, and retirement). Employees are eligible to participate in the employee 401(k) contribution portion of the Plan once they complete an hour of service annually.
In conjunction with the 401(k) provisions of the Plan, participants can elect to contribute an amount between 1% of their compensation and the limitations ($23,500 for 2025 and $23,000 for 2024) of Section 402(g) of the Code in increments of 1% to the Plan by means of regular payroll deductions. Participants may contribute pre-tax 401(k) contributions, Roth 401(k) contributions or a combination of both. New plan participants are automatically enrolled to contribute 5% of their annual compensation on a pre-tax basis. Participants can change this percentage at any time. Participants who have attained age 50 are eligible to make catch-up contributions in accordance with, and subject to the limitations ($7,500 for 2025 and 2024) of, Section 414(v) of the Code. Participants are also allowed to contribute amounts qualifying as rollover contributions under Section 402(c)(4) of the Code.
The Plan provides for a discretionary Corporation matching contribution. For 2025 and 2024, the discretionary match was equal to 100% of the first 5% deferred for plan participants who met the allocation conditions.
Vesting
Participants are 100% vested in both employee and Corporation matching contributions to the Plan.
Investment of Plan Assets
At December 31, 2025, participants could direct their accounts to be invested in the Associated Banc-Corp Common Stock Fund, 19 collective trust funds and 14 mutual funds offered by the Plan as investment options. Plan assets are held in trust with Associated Trust Company, N.A. (the “Trustee”) a subsidiary of Associated Bank, N.A. (“the Bank”), which is a subsidiary of the Corporation. Participants can elect to invest in one of the aforementioned funds or in 1% increments in two or more funds. Upon enrollment, if a participant does not make an investment election, their account is automatically invested in the Vanguard Target Retirement Series based on the participant’s age. Participants can change the allocation of the Plan accounts on a daily basis.
Notes Receivable From Participants
A participant may request a loan for any reason. Loans are limited to the lesser of (1) $50,000, reduced by the excess of the highest outstanding balance of loans from the Plan during the one-year period ending on the day before the date on which such loan was made over the outstanding balance of loans from the Plan on the date on which such loan was made or (2) 50% of the vested benefit of the participant’s account balance. Participant loans will not be granted for less than $1,000.
A commercially reasonable fixed rate of interest will be assessed on the loan with the current rate set at the prime rate plus 2% offered by the Bank. Interest rates range from 5.25% to 10.50%. The loan will provide bi-weekly payments (if non-
exempt) or semi-monthly payments (if exempt) under a level amortization schedule of not greater than 5 years unless the loan is used to acquire a principal residence in which case, the maximum term of the loan would be 15 years. The Plan may also hold grandfathered or inherited loans from merged plans with maturity dates extended beyond the 15 years allowed by the Plan document.
Participant Accounts
The Plan is a defined contribution plan under which a separate individual account is established for each participant. Plan investments are valued daily. Due to daily valuation, contributions are allocated to participant accounts upon receipt, and income and changes in asset values are immediately allocated to the participants’ accounts. Under a daily valued plan, participants can verify account balances daily utilizing the customer contact center or Internet access.
Distributions
Distributions are made in the form of lump-sum payments, payments over a period in monthly, quarterly, semi-annual or annual installments and other payment forms allowed by the Plan document. Participants may withdraw amounts for any reason upon reaching age 59½. Earnings are credited to a participant’s account through the date of distribution.
Distributions are made in cash or, if a participant has investments in Corporation common shares, the participant may elect to receive the distribution of that particular investment in the form of Corporation common shares plus cash for any fractional share.
Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service are recorded as a liability with a corresponding reduction to contributions.
Termination of Plan
		While the Corporation has not expressed any intent to terminate the Plan, it is free to do so at any time subject to the provisions of ERISA.
EBP, Subsequent Event	Subsequent Events
The Plan Administrator has evaluated the effects on the Plan financial statements of subsequent events that have occurred subsequent to December 31, 2025 through June 18, 2026, the date these financial statements were issued. During this period, there have been no material events that would require recognition in the financial statements or disclosures to the financial statements except for the following:
		On April 1, 2026 the Corporation completed its acquisition of American National Corporation ("American National"). Legacy American National colleagues are eligible to participate in the Plan as of April 1, 2026 subject to meeting eligibility requirements and will have the option to rollover their account balances into the Plan.
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Fair value represents the estimated price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (i.e., an exit price concept). Assets and liabilities are categorized into three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy in which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. Below is a brief description of each fair value level.
Level 1 inputs – utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan has the ability to access.
Level 2 inputs – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.
Level 3 inputs – unobservable inputs for the asset or liability, which are typically based on the Plan’s own assumptions, as there is little, if any, related market activity.
Various inputs are used in determining the fair value of the Plan’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with this investment.
The following is a description of the valuation methodologies used for Plan assets measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024, respectively, and there have been no transfers between fair value levels.
Collective trust funds and Common stock fund: Generally these investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and therefore have not been classified in the fair value hierarchy. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Were the Plan to initiate a full redemption of the fund, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Collective trust funds that have a target retirement date are not valued at NAV as they are valued similar to a mutual fund as discussed below, however they are considered collective trust funds.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
The following table sets forth by level, within the fair value hierarchy, the Plan's fair value measurements at December 31, 2025 and 2024, respectively:

	December 31, 2025
($ in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments measured in fair value hierarchy
Mutual funds	$446,365	$446,365	$—	$—
Collective trust funds	227,531	227,531	—	—
Total investments measured in fair value hierarchy	$673,896	$673,896	$—	$—
Total investments measured at NAV	$265,114
Total investments at fair value	$939,010

	December 31, 2024
($ in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments measured in fair value hierarchy
Mutual funds	$415,221	$415,221	$—	$—
Collective trust funds	182,619	182,619	—	—
Total investments measured in fair value hierarchy	$597,840	$597,840	$—	$—
Total investments measured at NAV	$243,129
Total investments at fair value	$840,969
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31:

($ in thousands)	Fair Value		Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
	2025	2024
Collective trust funds	$224,594	$205,001	N/A	daily	one day
Associated Banc-Corp Common Stock Fund (1)	$40,520	$38,128	N/A	daily	one day
		(1) This fund is designed to share in the performance of Associated Banc-Corp. The share price and return will vary according to factors affecting the Associated Banc-Corp common stock.
EBP, Related Party and Party-in-Interest Transactions	Transactions with Related Parties
The Associated Banc-Corp Common Stock Fund at December 31, 2025 and 2024 included 1.6 million shares of common stock of the Corporation with fair values of $40.1 million and $37.6 million, respectively. Dividend income from Corporation stock totaled $1.4 million and $1.5 million in 2025 and 2024, respectively. Also included in the Associated Banc-Corp Common Stock Fund at December 31, 2025 and 2024 were units of Goldman Sachs Government Money Market Institutional Fund with fair value of $0.5 million. The Goldman Sachs Government Money Market Institutional Fund is an unrelated party.
Fees paid by the Plan for asset management, participant recordkeeping and other administrative services amounted to $0.3 million for the years ended December 31, 2025 and 2024, respectively, and are included under administrative expenses on the statements of changes in net assets available for benefits.
		The Plan invests in various Associated Trust Company, N.A. collective trust funds. As of December 31, 2025 and 2024, $224.6 million and $205.0 million, respectively, were invested in Associated Trust Company, N.A. collective trust funds.
EBP, Tax Determination Letter, Date	Jun. 16, 2020
EBP, Participant Contribution, Automatic, Deferral Rate		5.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount		$ 23,500	23,000
EBP, Employer Contribution, Matching Percentage		100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage		5.00%
EBP, Investment, Fair Value		$ 939,010,000	840,969,000
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense		$ 297,000	299,000
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Plan in the preparation of the financial statements:
Basis of Presentation
The financial statements of the Plan have been prepared on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Plan Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates and assumptions could cause actual results to differ.
Investments and Income Recognition
Investment securities are recorded at fair value. Fair value of mutual funds are based on quoted market prices. Collective trust funds with a target retirement date are valued similar to mutual funds. The investments in units of the Associated Trust Company, N.A. collective trust funds and Associated Banc-Corp Common Stock Fund are carried at the net asset value (NAV), which is the value at which units in the funds can be withdrawn and approximates fair value as a practical expedient. See Note 6, Fair Value Measurements, for discussion of fair value measurements.
Plan assets are held by the Trustee. Net appreciation of investments includes realized gains and losses on investments purchased and sold and changes in appreciation for the period. Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on the sale of investments are determined through the use of moving average basis. The Plan records interest income on the accrual basis and dividends on the ex-dividend date.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.
Payment of Benefits
Benefits are recorded when paid.
Administrative Expenses
Loan and distribution recordkeeping fees are paid by the respective participant. All other expenses of maintaining the Plan are paid by the Plan. In addition, certain investment related expenses are included in net appreciation of fair value of investments.

EBP, Basis of Accounting		Basis of Presentation The financial statements of the Plan have been prepared on the accrual basis of accounting.
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Plan Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates and assumptions could cause actual results to differ.

EBP, Investment
Investments and Income Recognition
Investment securities are recorded at fair value. Fair value of mutual funds are based on quoted market prices. Collective trust funds with a target retirement date are valued similar to mutual funds. The investments in units of the Associated Trust Company, N.A. collective trust funds and Associated Banc-Corp Common Stock Fund are carried at the net asset value (NAV), which is the value at which units in the funds can be withdrawn and approximates fair value as a practical expedient. See Note 6, Fair Value Measurements, for discussion of fair value measurements.
Plan assets are held by the Trustee. Net appreciation of investments includes realized gains and losses on investments purchased and sold and changes in appreciation for the period. Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on the sale of investments are determined through the use of moving average basis. The Plan records interest income on the accrual basis and dividends on the ex-dividend date.

EBP, Expense
Administrative Expenses
		Loan and distribution recordkeeping fees are paid by the respective participant. All other expenses of maintaining the Plan are paid by the Plan. In addition, certain investment related expenses are included in net appreciation of fair value of investments
EBP, Payment to Participant		Payment of Benefits Benefits are recorded when paid.
EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

EBP, Tax Status	Income Taxes
The Plan received a favorable tax determination letter, dated June 16, 2020, from the Internal Revenue Service indicating that the Plan qualifies under the provisions of Section 401(a) of the Code. The Plan is designed and is currently being operated in compliance with the applicable requirements of the Code and therefore the Plan is qualified, and the related trust is tax-exempt. A provision for income taxes has not been included in the Plan's financial statements.

EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan, at the direction of the participant, invests in various investment securities. The Plan’s investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term could materially affect participant account balances and the amounts reported in the financial statements of the Plan.

EBP 002 | EBP, Employer, Common Stock
EBP, Description of Plan [Line Items]
EBP, Investment, Number of Shares		1.6
EBP, Investment, Fair Value		$ 40,100,000	37,600,000
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment		1,400,000	1,500,000
EBP 002 | Money Market Funds
EBP, Description of Plan [Line Items]
EBP, Investment, Fair Value		500,000	500,000
EBP 002 | Common Collective Trust
EBP, Description of Plan [Line Items]
EBP, Investment, Fair Value		$ 452,125,000	$ 387,620,000